Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash	$ 133,158	$ 629,857	$ 520,852
Prepaids and deposit	46,071	17,753	6,324
Advances to related party	0	0	18,416
TOTAL CURRENT ASSETS	179,229	647,610	545,592
LONG TERM ASSETS
Mineral property	2,670,500	2,670,500	2,670,500
Reclamation bond	125,108	92,876	0
Equipment - net	2,598	3,218	4,480
Website - net	21,429	26,297	28,297
TOTAL LONG TERM ASSETS	2,819,635	2,792,891	2,703,277
TOTAL ASSETS	2,998,864	3,440,501	3,248,869
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	145,195	241,637	18,728
Promissory notes, current portion	400,000	431,250	600,000
TOTAL CURRENT LIABILITIES	545,195	672,887	618,728
LONG TERM LIABILITIES
Promissory notes, net of current portion, net of debt discount of $386,754 ($777,442 - September 30, 2011 and $1,105,729 - September 30, 2010)	2,113,246	1,691,308	1,794,271
TOTAL LONG TERM LIABILITIES	2,113,246	1,691,308	1,794,271
TOTAL LIABILITIES	2,658,441	2,364,195	2,412,999
STOCKHOLDERS' EQUITY
Capital stock Authorized 500,000,000 shares of common stock, $0.001 par value, Issued and outstanding 99,080,419 shares of common stock (92,952,085 September 30, 2011 and 90,480,000 September 30, 2010)	99,079	92,951	90,480
Additional paid in capital	4,200,912	2,957,037	528,098
Stock payable	23,333	867,500	1,106,410
Accumulated deficit during exploration stage	(3,982,901)	(2,841,182)	(889,118)
TOTAL STOCKHOLDERS' EQUITY	340,423	1,076,306	835,870
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,998,864	$ 3,440,501	$ 3,248,869